LEASE OBLIGATIONS (Details - Operating Lease, Liability, Maturity) - USD ($)	Oct. 31, 2020	Nov. 02, 2018
Leases [Abstract]
2021	$ 42,000
2022	42,000
2023	28,000
Total undiscounted operating lease payments	112,000
Less: imputed interest	(6,645)
Present value of operating lease liabilities	$ 105,355	$ 55,777